Nature of Business and Significant Accounting Policies, Income Taxes and Loss Per Share (FY) (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. corporate income tax rate									21.00%	34.00%
Percentage of valuation allowance on deferred tax assets									100.00%
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)							5,865,628	767,439	758,032	672,048
Reported net loss with reported net loss per share [Abstract]
Net loss	$ (4,509,000)	$ (4,430,000)	$ (4,727,000)	$ (4,241,000)	$ (4,181,000)	$ (4,354,000)	$ (13,666,000)	$ (12,776,000)	$ (17,032,000)	$ (13,382,000)
Deemed dividend to preferred shareholders (see Note 6)	0						(4,509,000)		0	(11,590,000)
Net loss after deemed dividend	$ (4,509,000)						$ (18,175,000)		$ (17,032,000)	$ (24,972,000)
Weighted average shares outstanding (in shares)	2,646,000			499,000			1,915,000	369,000	404,000	48,000
Basic and diluted loss per share (in dollars per share)	$ (1.70)			$ (8.50)			$ (9.49)	$ (34.59)	$ (42.14)	$ (525.01)
Recent Accounting Pronouncements [Abstract]
Goodwill impairment loss									$ 200,000
Right of use assets	$ 487,000						$ 487,000		$ 0
Lease liabilities	$ 490,000						$ 490,000
Series E Convertible Preferred Stock [Member]
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders (see Note 6)										$ (1,000,000)
Series F Convertible Preferred Stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)									18,190	60,480
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders (see Note 6)										$ (8,700,000)
Series C and D Convertible Preferred Stock [Member]
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders (see Note 6)										$ (1,800,000)
Stock Options [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)							332,722	139,439	140,546	2,766
Restricted Stock Units [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)							0	3	3	15
Warrants to Purchase Common Stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)							5,430,721	608,787	599,293	608,787
ASU 2016-02 [Member] | Plan [Member] | Minimum [Member]
Recent Accounting Pronouncements [Abstract]
Right of use assets									$ 575,000
Lease liabilities									575,000
ASU 2016-02 [Member] | Plan [Member] | Maximum [Member]
Recent Accounting Pronouncements [Abstract]
Right of use assets									625,000
Lease liabilities									$ 625,000